REVERSE STOCK SPLIT (Details Textual) (Subsequent Event [Member])	12 Months Ended
Dec. 31, 2012
Subsequent Event [Member]
Stockholders Equity, Reverse Stock Split	On March 24, 2013, we effected a 1-for-25 reverse stock split and on March 28, 2013 we effected a 1-for-1.4 reverse stock split.
Stockholders Equity Note, Changes in Capital Structure, Retroactive Impact	On March 26, 2013, our Board approved a resolution to amend the Corporations Certificate of Incorporation, declaring said resolution to be advisable, and calling for the submission of the following resolution a proposal to authorize the Board to decrease the par value $0.01 for common stock per share, to par value $0.00001 per share.